Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of March 31,
	2024	2025
	RMB	RMB
Accounts receivable	30,533	52,845
Allowance for credit losses	(293)	(52,845)
Accounts receivable, net	30,240	-

Schedule of Allowance for Doubtful Accounts

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the allowance for credit losses was as follows:

	2024	2025
Balance at beginning of year	136	293
Additions for the year	152	52,065
Foreign currency translation difference	5	487
Balance at the end of year	293	52,845